SUPPLEMENTARY INFORMATION TO THE CONSOLIDATED STATEMENTS OF LOSS (Details) - Salaries, fees and benefits [Member] - CAD ($)	12 Months Ended
	Mar. 31, 2024	Mar. 31, 2023	Mar. 31, 2022
Statement [Line Items]
Exploration and evaluation expenses	$ 6,777,000	$ 7,130,000	$ 2,391,000
Administration expenses	347,000	245,000	194,000
Total	$ 7,124,000	$ 7,375,000	$ 2,585,000